EMPLOYEE BENEFIT PLANS - Schedule of Changes in Funded Status (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of assets	$ 49,545	$ 46,160	$ 47,295
Benefit obligation	64,076	66,898	65,993
Funded status	(14,531)	(20,738)
Defined Benefit Plans
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of assets	49,545	46,160	47,295
Benefit obligation	56,378	58,551	58,403
Funded status	(6,833)	(12,391)
OPEB Plans
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of assets	0	0	0
Benefit obligation	7,698	8,347	$ 7,590
Funded status	$ (7,698)	$ (8,347)